Description Of Business And Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) entity	Dec. 31, 2020 USD ($)
Business And Significant Accounting Polices [Line Items]
Ownership holding period	5 years
Number of disinterested directors	7
Direct or indirect ownership interest time period	10 years
Disinterested directors expenditure budget percentage	10.00%
Goodwill impairment | $	$ 0	$ 0
Goodwill | $	$ 4,740,000,000	$ 4,740,000,000
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors	2
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors	2
Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors	2
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	80.25%
Oncor Holdings [Member] | Sempra Energy [Member] | Oncor
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired	51.00%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%